Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net loss per share, diluted	$ (0.42)	$ (1.91)	$ 0.41	$ (19.61)	$ (20.09)	$ (42.50)
Weighted-average shares used to compute net loss per share, diluted	6,297,303	611,998	5,024,091	490,562	539,037	282,035